Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	₩ 546,341	₩ 795,117	₩ 624,685
Other comprehensive income Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liability	(83,962)	4,213	(37,872)
Shares of remeasurement gain (loss) of associates and joint ventures	(115)	116	(2,407)
Other comprehensive income, Items that may be subsequently reclassified to profit or loss:
Changes in value of available-for-sale financial assets	51,235	10,925	47,381
Other comprehensive income from available-for sale financial assets reclassified to loss	(55,450)	(3,840)	(83,397)
Net gain (loss) on cash flow hedges	(111,083)	64,796	111,914
Other comprehensive income (loss) from cash flow hedges reclassified to gain (loss)	141,929	(75,871)	(97,962)
Shares of other comprehensive income (loss) from associates and joint ventures	10,280	(602)	(1,608)
Exchange differences on translation of foreign operations	(21,122)	(5,407)	(4,884)
Total other comprehensive loss	(68,288)	(5,670)	(68,835)
Total comprehensive income for the year	478,053	789,447	555,850
Total comprehensive income for the year attributable to:
Owners of the Controlling Company	413,149	701,685	495,139
Non-controlling interest	64,904	87,762	60,711
Total comprehensive income for the year	₩ 478,053	₩ 789,447	₩ 555,850